Certain transactions (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jul. 31, 2013 IRS Tax Examination [Member]	Dec. 31, 2013 IRS Tax Examination [Member]	Jun. 30, 2014 IRS Tax Examination [Member]	Jun. 30, 2013 IRS Tax Examination [Member]	Jun. 30, 2014 IRS Tax Examination [Member] Discontinued Operations [Member]	Jun. 30, 2013 IRS Tax Examination [Member] Discontinued Operations [Member]	Dec. 31, 2013 IRS Tax Examination [Member] Minimum [Member]	Dec. 31, 2013 IRS Tax Examination [Member] Maximum [Member]
Income Tax Examination [Line Items]
Years under examination									2002	2004
Assessed income tax liability				$ 7,325
Reserve for interest and penalties				10,690
Outstanding tax claims				3,329
Outstanding tax claims, interest				877
Accepted Offer In Compromise, amount			200
Unrecognized tax benefits					0	2,346	0	1,221
Unrecognized interest income					0	906	0	626
Acquisition of Company in Germany
Subsidiary revenue	$ 21,883	$ 3,330